Income Tax: (Details Text) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ 0.0	$ 0.6
The Company's income tax receivable	$ 6.4